Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000710124
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 22, 2020
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A